Discontinued Operations, Assets Held for Sale - Carrying Amounts of Assets and LIabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total current liabilities held for sale	$ 7,169	$ 4,611
Commercial Business Segment [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Accounts receivable	1,535	3,683
Inventories	655	386
Prepaid expenses and other current assets	1,747	1,269
Equipment and furnishings, net	270	351
Goodwill	172	0
Total current assets held for sale	27,013	20,668
Accounts payable	385	753
Accrued expenses and other current liabilities	6,784	3,858
Total current liabilities held for sale	7,169	4,611
Abstral Rights, Net [Member] | Commercial Business Segment [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Rights	14,533	14,979
Zuplenz Rights [Member] | Commercial Business Segment [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Rights	$ 8,101	$ 0